Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 27, 2020	Dec. 31, 2019	Sep. 30, 2020
Summary of Significant Accounting Policies (Textual)
Federal Depository Insurance Coverage		$ 250,000	$ 250,000
Private placement to purchase public shares		12,850,000	12,850,000
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Tax cuts and jobs act tax provisions, percent	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Tax cuts and jobs act tax provisions, percent	30.00%